Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE
Under rules adopted pursuant to the Dodd-Frank Act of 2010, we are required to disclose pay versus performance for our Principal Executive Officer (“PEO”) and the other NEOs.
Under the relevant rules, we are required to provide (i) the compensation actually paid to these individuals compared to the Summary Compensation Table, (ii) the total stockholder return (“TSR”) for the Company and chosen peer group, calculated against an initial investment value of $100, (iii) our net income and (iv) another selected Company measure. The table below represents each of these requirements, beginning with fiscal year 2020.
The Company utilized the S&P Composite 1500 Hotels, Resorts & Cruise TSR Index, for the peer group. This index has been utilized historically in our Annual Reports on Form
10-K
in connection with the required performance graph and most closely aligns with our line of business.
Adjusted EBITDA, as previously defined, was chosen as the Company-selected financial measure as it is an important indicator of the Company’s operating performance. It is also a measure of our ability to service debt, fund capital expenditures, expand the business, and return cash to the stockholders.
As it relates to compensation decisions, Adjusted EBITDA allows for period-over-period comparisons of our ongoing core operations before the impact of excluded items. The CPC establishes goals that are designed to maintain high standards that are achievable but not certain to be met. We utilize this measure in both the short-term incentive plan and the three-year performance awards because it ensures that short-term management decisions are not influenced by short-term gain at the expense of long-term performance.
The CPC reviews a number of performance metrics when assessing the Company’s performance. However, for compensation decisions, the following metrics are the most important:

•	Adjusted EBITDA, with its relative importance noted above, used in both the short- and long-term incentive

•	Total Revenue, a top line financial measure that captures the business and brand contributions to overall company financials, used in the short-term incentive

•	Adjusted Return on Invested Capital, a strong driver of free cash flow and important comparator to other companies, used in the long-term incentive

Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO 1,2,3,4	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers 1,2,5,6	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)	Adjusted EBITDA (Company Measure) 7
					MVW Total Stockholder Return	S&P Composite 1500 Hotels, Resorts & Cruise TSR Index
2023	$5,360,952	$1,100,008	$1,915,795	$581,977	$70.60	$114.30	$253,228,121	$760,717,150
2022	9,832,891	6,159,868	3,016,545	2,256,841	107.79	71.44	390,774,814	966,274,378
2021	13,223,937	17,472,019	3,405,201	4,215,723	132.49	94.12	52,634,216	656,728,515
2020	6,134,009	9,027,531	1,712,700	2,381,430	106.99	77.40	(255,994,383)	234,980,182

1
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. The fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by Infinite Equity, an independent equity valuation firm.

3	Mr. Geller served as the Company’s PEO for 2023. Mr. Stephen P. Weisz served as the Company’s PEO for 2022, 2021 and 2020.

4	The bridge between PEO reported SCT compensation to the Compensation Actually paid is outlined below:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments (a)	Compensation Actually Paid to PEO
2023	$5,360,952	$(4,000,040)	$(260,904)	$1,100,008

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2023	$1,007,813	$(1,710,902)	$—	$442,185	$—	$—	$(260,904)

5
Included in the average compensation actually paid to
Non-PEO
named executive officers are the following individuals and time periods: Mr. Geller for 2022, 2021, and 2020; Mr. Marino for 2023; Mr. Terry for 2023, 2022 and 2021; Mr. Miller and Ms. Marbert for 2023, 2022, 2021 and 2020; Mr. Hunter for 2023; and Mr. Cunningham for 2021 and 2020.

6	The bridge between non-PEO NEOs reported SCT compensation to the Compensation Actually paid is outlined below:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,915,795	$ (1,150,007)	$(183,811)	$581,977

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$255,521	$(588,659)	$60,935	$88,392	$—	$—	$(183,811)

7	Refer to description and reconciliation of Adjusted EBITDA in Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Geller served as the Company’s PEO for 2023. Mr. Stephen P. Weisz served as the Company’s PEO for 2022, 2021 and 2020.Included in the average compensation actually paid to
Non-PEO
	named executive officers are the following individuals and time periods: Mr. Geller for 2022, 2021, and 2020; Mr. Marino for 2023; Mr. Terry for 2023, 2022 and 2021; Mr. Miller and Ms. Marbert for 2023, 2022, 2021 and 2020; Mr. Hunter for 2023; and Mr. Cunningham for 2021 and 2020.
Peer Group Issuers, Footnote	The Company utilized the S&P Composite 1500 Hotels, Resorts & Cruise TSR Index, for the peer group. This index has been utilized historically in our Annual Reports on Form
10-K
	in connection with the required performance graph and most closely aligns with our line of business.
PEO Total Compensation Amount	$ 5,360,952	$ 9,832,891	$ 13,223,937	$ 6,134,009
PEO Actually Paid Compensation Amount	$ 1,100,008	6,159,868	17,472,019	9,027,531
Adjustment To PEO Compensation, Footnote
1
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. The fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by Infinite Equity, an independent equity valuation firm.

3	Mr. Geller served as the Company’s PEO for 2023. Mr. Stephen P. Weisz served as the Company’s PEO for 2022, 2021 and 2020.

4	The bridge between PEO reported SCT compensation to the Compensation Actually paid is outlined below:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments (a)	Compensation Actually Paid to PEO
2023	$5,360,952	$(4,000,040)	$(260,904)	$1,100,008

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2023	$1,007,813	$(1,710,902)	$—	$442,185	$—	$—	$(260,904)

Non-PEO NEO Average Total Compensation Amount	$ 1,915,795	3,016,545	3,405,201	1,712,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ 581,977	2,256,841	4,215,723	2,381,430
Adjustment to Non-PEO NEO Compensation Footnote
1
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. The fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by Infinite Equity, an independent equity valuation firm.
5
Included in the average compensation actually paid to
Non-PEO
named executive officers are the following individuals and time periods: Mr. Geller for 2022, 2021, and 2020; Mr. Marino for 2023; Mr. Terry for 2023, 2022 and 2021; Mr. Miller and Ms. Marbert for 2023, 2022, 2021 and 2020; Mr. Hunter for 2023; and Mr. Cunningham for 2021 and 2020.

6	The bridge between non-PEO NEOs reported SCT compensation to the Compensation Actually paid is outlined below:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,915,795	$ (1,150,007)	$(183,811)	$581,977

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$255,521	$(588,659)	$60,935	$88,392	$—	$—	$(183,811)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The CPC reviews a number of performance metrics when assessing the Company’s performance. However, for compensation decisions, the following metrics are the most important:

•	Adjusted EBITDA, with its relative importance noted above, used in both the short- and long-term incentive

•	Total Revenue, a top line financial measure that captures the business and brand contributions to overall company financials, used in the short-term incentive

•	Adjusted Return on Invested Capital, a strong driver of free cash flow and important comparator to other companies, used in the long-term incentive

Total Shareholder Return Amount	$ 70.6	107.79	132.49	106.99
Peer Group Total Shareholder Return Amount	114.3	71.44	94.12	77.4
Net Income (Loss)	$ 253,228,121	$ 390,774,814	$ 52,634,216	$ (255,994,383)
Company Selected Measure Amount	760,717,150	966,274,378	656,728,515	234,980,182
PEO Name	Mr. Geller	Mr. Stephen P. Weisz	Mr. Stephen P. Weisz	Mr. Stephen P. Weisz
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	As it relates to compensation decisions, Adjusted EBITDA allows for period-over-period comparisons of our ongoing core operations before the impact of excluded items. The CPC establishes goals that are designed to maintain high standards that are achievable but not certain to be met. We utilize this measure in both the short-term incentive plan and the three-year performance awards because it ensures that short-term management decisions are not influenced by short-term gain at the expense of long-term performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,000,040)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(260,904)
PEO | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,007,813
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,710,902)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	442,185
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,150,007)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,811)
Non-PEO NEO | Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,521
Non-PEO NEO | Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(588,659)
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,935
Non-PEO NEO | Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,392
Non-PEO NEO | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0